Deferred share units (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Deferred Share Units
Schedule of Deferred Share Units

The following table summarizes the DSU activity during the years ended December 31, 2020:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at June 30, 2019	-	$-
Granted (i)	7,500,000	0.65
Unvested as at June 30, 2020 and December 31, 2020	7,500,000	$0.65

(i)	On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. During the six months ended December 31, 2020, the Company recognized $560,461 stock-based compensation related to the DSUs (years ended June 30, 2020 and 2019 - $549,664 and $nil, respectively), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

The following table summarizes the DSU activity during the periods ended September 30, 2021:

	Number of shares	Weighted Average grant date fair value per share (C$)
Unvested as at December 31, 2019	-	-
Granted (i)	7,500,000	$1.03
Unvested as at September 30, 2020, December 31, 2020 and September 30, 2021	7,500,000	$1.03

(i)	On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one-fourth increments upon each anniversary of the grant date and expire in 5 years. During the three and nine months ended September 30, 2021, the Company recognized $291,243 and $430,964, respectively, recovery of stock-based compensation related to the DSUs (three and nine months ended September 30, 2020 $204,127 and $753,791, respectively expensed), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).